Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity-Wide Information, Revenue from External Customer [Line Items]
Income (Loss) From Equity Method Investments	$ (17,442)	$ (30,959)	$ (8,949)
thereof investment in equity method investees	$ 637,373	$ 692,025